EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended
Jun. 30, 2021
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

Balance on December 31, 2019	736,179
Interest on actuarial liabilities	53,092
Actuarial loss	33,843
Employee contribution	(88)
Exchange rate variation	487
Benefits paid	(38,468)
Balance on December 31, 2020	785,045
Interest on actuarial liabilities	27,925
Exchange rate variation	(78)
Benefits paid	(20,505)
Balance on June 30, 2021	792,387